Consolidated Statement Of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 52	$ 263	$ (147)
Net change in accumulated other comprehensive income (loss)
Change in net unrealized gain on equity investments	1
Change related to retirement plan
Net actuarial gains	2	1	11
Prior service cost		(7)	2
Amortization of prior service cost	(2)	(3)	(3)
Amortization of unrecognized net loss			1
Total gains (losses) recognized in Comprehensive Income before income tax benefit (expense)		(9)	11
Change in deferred income taxes		3	(4)
Change related to retirement plan, net of tax		(6)	7
Net change in accumulated other comprehensive income (loss)	1	(6)	7
Comprehensive income (loss)	53	257	(140)
Less: Net income (loss) attributable to noncontrolling interest, net of tax	9	44	(11)
Comprehensive income (loss) attributable to TDS shareholders	$ 44	$ 213	$ (129)